EQUITY (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 24, 2024	Jun. 30, 2024	Jan. 04, 2024
Equity
New shares issued		149,639		193,275
Other reserves	€ 480		€ 1,196